Interest Expense and Related Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense and Related Charges
Interest expense	$ 89	$ 92	$ 366	$ 359	$ 342
Amortization of fair value debt discounts resulting from purchase accounting					2
Amortization of debt issuance costs and discounts	7	1	18	3	5
Allowance for funds used during construction - capitalized interest portion	(2)	(2)	(10)	(3)	(2)
Total interest expense and related charges	$ 94	$ 91	$ 374	$ 359	$ 347